Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	Amplify ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001633061
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 01, 2021
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2021
Prospectus Date	rr_ProspectusDate	Mar. 01, 2021
Amplify Lithium & Battery Technology ETF | Amplify Lithium & Battery Technology ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BATT
Amplify Transformational Data Sharing ETF | Amplify Transformational Data Sharing ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BLOK
Amplify Seymour Cannabis ETF | Amplify Seymour Cannabis ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNBS
Amplify CWP Enhanced Dividend Income ETF | Amplify CWP Enhanced Dividend Income ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIVO
Amplify Online Retail ETF | Amplify Online Retail ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBUY
Amplify CrowdBureau® Online Lending and Digital Banking ETF | Amplify CrowdBureau® Online Lending and Digital Banking ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LEND
Amplify BlackSwan Growth & Treasury Core ETF | Amplify BlackSwan Growth & Treasury Core ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SWAN
Amplify International Online Retail ETF | Amplify International Online Retail ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XBUY
Amplify High Income ETF | Amplify High Income ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	YYY